MFA 2025-NQM1 Trust ABS-15G

Exhibit 99.58

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
XXXX	48293	Total Debt to Income Ratio	39.85%	47.24%	Tape DTI 39.85, Approved DTI per 1008 39.913%, Review DTI 47.24%. Variance is due to review using fully amortized payment for IO loan. No exception set as max allowed DTI is 50%.
XXXX	48293	Amortized Original Term	480.0	NaN.0	Loan is 40 Yr amortized over 30.
XXXX	48606	Total Debt to Income Ratio	30.78%	34.60%	Approved DTI 30.78%, Review DTI 34.60%. Variance is due to review excluding lease income from REO due to missing documentation.
XXXX	48605	Total Debt to Income Ratio	3.01%	2.81%	Review variance is less than 3% and considered non-material.
XXXX	48608	Total Debt to Income Ratio	36.71%	31.49%	Source of Tape DTI is unknown, Approved DTI per 1008 32.171%, Review DTI 31.49%. No material variance.
XXXX	48608	Amortized Original Term	480.0	NaN.0
XXXX	48608	Appraised Value	XXXX	XXXX	Tape $XXXX is purchase price per CD; review value $XXXX is appraised value. Lower value is used to calculate LTV.
XXXX	48562	Total Debt to Income Ratio	45.10%	45.61%	Approved DTI 45.09%, Review DTI 45.61%, variance is non-material.
XXXX	48611	Total Debt to Income Ratio	17.81%	17.81%	Variance is less than 1% and considered non-material.